Intangible assets - Summary of Changes in Intangible Assets and Goodwill (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	₨ 38,595		₨ 39,724
Charge for the year	1,485	$ 18	1,464	₨ 1,305
Intangible assets and goodwill	37,883	455	38,595	39,724
Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	45,004		44,654	40,014
Additions during the year	960		377	4,671
Disposals and adjustments during the year			(15)	(22)
Capitalised during the year	(124)		(12)	(9)
Intangible assets and goodwill	45,840		45,004	44,654
Accumulated amortisation
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	6,409		4,930	3,604
Charge for the year	1,485		1,464	1,305
Disposals and adjustments during the year				(4)
Capitalised during the year	63		15	25
Intangible assets and goodwill	7,957		6,409	4,930
Computer software
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	372		176
Intangible assets and goodwill	540	6	372	176
Computer software | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	622		355	272
Additions during the year	304		267	89
Disposals and adjustments during the year				(6)
Intangible assets and goodwill	926		622	355
Computer software | Accumulated amortisation
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	250		179	132
Charge for the year	136		56	26
Disposals and adjustments during the year				(4)
Capitalised during the year			15	25
Intangible assets and goodwill	386		250	179
Customer contracts
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	26,438		27,846
Intangible assets and goodwill	25,027	300	26,438	27,846
Customer contracts | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	32,592		32,592	28,048
Additions during the year				4,547
Disposals and adjustments during the year				(3)
Intangible assets and goodwill	32,592		32,592	32,592
Customer contracts | Accumulated amortisation
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	6,154		4,746	3,468
Charge for the year	1,348		1,408	1,278
Capitalised during the year	63
Intangible assets and goodwill	7,565		6,154	4,746
Development rights
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	31		31
Intangible assets and goodwill	30	0	31	31
Development rights | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	36		36	36
Intangible assets and goodwill	36		36	36
Development rights | Accumulated amortisation
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	5		5	4
Charge for the year	1			1
Intangible assets and goodwill	6		5	5
Other Intangible assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	7		7
Intangible assets and goodwill	7	0	7	7
Other Intangible assets | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	7		7	7
Intangible assets and goodwill	7		7	7
Other Intangible assets | Accumulated amortisation
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	0		0
Charge for the year	0		0	0
Intangible assets and goodwill	0		0	0
Carbon credit rights
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	626	8
Carbon credit rights | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Additions during the year	626
Intangible assets and goodwill	626
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	11,596		11,596
Intangible assets and goodwill	11,596	139	11,596	11,596
Goodwill | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	11,596		11,596	11,596
Intangible assets and goodwill	11,596		11,596	11,596
Intangible asset under development
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	151		68
Intangible assets and goodwill	57	$ 1	151	68
Intangible asset under development | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	151		68	55
Additions during the year	30		110	35
Disposals and adjustments during the year			(15)	(13)
Capitalised during the year	(124)		(12)	(9)
Intangible assets and goodwill	57		151	₨ 68
Intangible asset under development | Accumulated amortisation
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	0
Charge for the year	0		0
Intangible assets and goodwill	₨ 0		₨ 0